DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
DISPOSAL OF SUBSIDIARIES

30. DISPOSAL OF SUBSIDIARIES

Since the ceramic tiles manufacturing business of the Company has experienced significant hurdles due to the significant slowdown of the real estate sector and the impacts of COVID-19 in China, the Company plans to divest its ceramic tiles manufacturing business, which is conducted through the Company’s two subsidiaries, Jinjiang Hengda Ceramics Co., Ltd. and Jiangxi Hengdali Ceramic Materials Co., Ltd.

Jiangxi Hengdali Ceramics is wholly owned by Jinjiang Hengda Ceramics, which is a wholly owned subsidiary of Stand Best Creation Limited, a Hong Kong company (the “Target”). The Target is Stand Best Creation Limited, a wholly owned subsidiary of Success Winner Limited which is 100% owned by the Company (“the Disposition Group”).

On December 30, 2022, the Seller, the Target and New Stonehenge Limited, a British Virgin Islands exempt company which is not affiliate of the Company or any of its directors or officers, (the “Buyer”), entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Buyer agreed to purchase the Target, and in exchange the Buyer will issue a 5% unsecured promissory note to the Seller with principal amount of $8.5 million with a maturity date on the fourth anniversary of its issuance (the “Note”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of the Target and as a result, assume all assets and liabilities of the Target and subsidiaries owned or controlled by the Target.

The Company held an extraordinary meeting of shareholders on February 21, 2023, at 8:30 AM ET, at Junbing Industrial Area, Anhai, Jinjiang, Fujian, China. There were 5,678,430 ordinary shares voted, representing approximately 56.58% of the total 10,035,188 outstanding ordinary shares and therefore constituting a quorum of more than fifty percent (50%) of the shares outstanding and entitled to vote at the meeting as of the record date of January 5, 2023. The final voting results submitted to a vote of shareholders at the meeting were that the following constitutes the number of votes voted with respect to the proposal of the approval of the proposed sale of the Company’s subsidiaries (the “Disposition Transaction”), Stand Best Creation Limited, Jinjiang Hengda Ceramics Co., Ltd., and Jiangxi Hengdali Ceramic Materials Co., Ltd. to New Stonehenge Limited, a business company incorporated in the British Virgin Islands with limited liability, in exchange for an unsecured promissory note with a principal amount of US$8.5 million, which will be mature in four years after its issuance. Accordingly, the Disposition Transaction has been approved. The disposal of the subsidiaries for the ceramic tile manufacturing business were completed on April 28, 2023.

The following table summarizes the carrying value of the assets and liabilities of disposal group at the closing date of disposal. The Company recorded RMB 73.8 million gain on disposal of the subsidiaries, which was the difference between the selling price of US$8.5 million and the carrying value of the net assets of the disposal group.

As of April 28, 2023
RMB’000

Right-of-use assets, net	26,670
Inventories, net	25,798
Trade receivables, net	2,875
Other receivables and prepayments	2,890
Cash and bank balances	256
Accrued liabilities and other payables	(19,143)
Amounts owed to related parties	(35,057)
Lease liabilities	(19,315)
Taxes payable	(77)

Assets and liabilities of the Disposal Group were classified as “Assets classified as held for sale” and “Liabilities directly associated with assets classified as held for sale” respectively, in accordance with IFRS 5 as at December 31, 2022, is summarized in the following table.

As of December 31, 2022
RMB’000

ASSETS CLASSIFIED AS HELD FOR SALE

Right-of-use assets, net	30,937
Inventories, net	28,749
Trade receivables, net	11,683
Other receivables and prepayments	3,000
Cash and bank balances	306
Total assets of the Disposal Group held for sale	74,675

As of December 31, 2022
RMB’000

LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

Accrued liabilities and other payables	19,197
Amounts owed to related parties	35,057
Lease liabilities	33,325
Taxes payable	951
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	88,530

The financial performance and cash flow information presented are for the years ended December 31, 2023, 2022 and 2021.

	Years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Financial performance
Net sales	2,701	37,696	144,743

Cost of goods sold	7,557	41,245	83,436

Gross profit (loss)	(4,856)	(3,549)	61,307

Other income	5,716	14,244	9,388
Selling and distribution expenses	(1,517)	(5,913)	(6,298)
Administrative expenses	(434)	(51,297)	(131,867)
Finance costs	(293)	(1,479)	(2,115)
Other expenses	—	—	(90)

Loss before taxation	(1,384)	(47,994)	(69,675)

Gain on disposal of discontinued operations	73,846	—	—

Net income (loss) for the year from discontinued operations	72,461	(47,994)	(69,675)

Cash flow information

Net cash generated from operating activities from discontinued operations	14,118	4,982	3,314

Net cash used in investing activities from discontinued operations	—	—	—

Net cash used in financing activities from discontinued operations	(14,303)	(14,303)	(14,303)

Net (decrease) increase in cash and cash equivalents from discontinued operations	(185)	(9,321)	(10,989)